UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23086

WP Trust

(Exact name of registrant as specified in charter)

129 NW 13th Street, Suite D-26 Boca Raton, FL	33432
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 950-9112

Date of fiscal year end: 02/28/2019

Date of reporting period: 11/30/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2018 (Unaudited)

	Face	Fair Value

GOVERNMENT SECURITIES - 63.60%
U. S. Treasury Bill, 11/29/2018	$5,000,000	$4,990,360
U. S. Treasury Bill, 01/31/2019	10,000,000	9,962,510
U. S. Treasury Bill, 02/28/2019	9,000,000	8,949,591
U. S. Treasury Bill, 03/28//2019	10,000,000	9,924,450
U. S. Treasury Bill, 04/25/2019	10,000,000	9,903,080
U. S. Treasury Bill, 05/23/2019	6,500,000	6,423,892
TOTAL GOVERNMENT SECURITIES (Cost $49,945,558)		50,153,883

EXCHANGE TRADED FUNDS - 0.00%

EQUITY FUNDS - 0.00%
SPDR S&P 500 ETF Trust	1	275

TOTAL EXCHANGE TRADED FUNDS (Cost $208)		50,154,158

OPTIONS PURCHASED (Cost $17,489,688) - 24.54% (b)		19,351,364
	Shares
SHORT-TERM INVESTMENT - 8.24%
Federated Government Obligations Fund - Institutional Shares, 2.08% (a) (c) (e)	6,498,993	6,498,993
TOTAL SHORT-TERM INVESTMENT (Cost $6,498,993)		6,498,993

TOTAL INVESTMENTS (Cost $73,934,447) – 96.38%		$76,004,515

OPTIONS WRITTEN (Proceeds $10,718,808) - (11.33)% (d)		(8,934,109)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 14.95%		11,787,493

NET ASSETS - 100%		$78,857,899

(b) Please refer to the Schedule of Options Purchased for details of options purchased.
(c) Rate shown represents the 7-day effective yield at November 30, 2018, is subject to change and resets daily.
(d) Please refer to the Schedule of Securities Sold Short for details of securities sold short.
(d) Please refer to the Schedule of Options Written for details of options written.
(e) A copy of the Federated Government Obligations Fund - Institutional Shares annual report can be found at http://www.federatedinvestors.com.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

3

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF OPTIONS PURCHASED
November 30, 2018 (Unaudited)

OPTIONS PURCHASED - 24.54%
		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
CALL OPTIONS PURCHASED - 13.60%
CBOE S&P 500 Index	100	$28,000,000	$2,800	12/7/2018	$158,200
CBOE S&P 500 Index	1	$276,500	$2,765	12/31/2018	5,120
CBOE S&P 500 Index	40	$11,100,000	$2,775	12/31/2018	169,184
CBOE S&P 500 Index	831	$231,018,000	$2,780	12/31/2018	3,463,423
CBOE S&P 500 Index	202	$57,570,000	$2,850	12/31/2018	298,758
CBOE S&P 500 Index	501	$160,320,000	$3,200	12/31/2018	7,515
CBOE S&P 500 Index	158	$37,920,000	$2,400	6/21/2019	6,586,230
CBOE Volatility Index	500	$1,100,000	$22	12/19/2018	32,000
TOTAL CALL OPTIONS PURCHASED (Cost $10,624,158)					10,720,430

		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
PUT OPTIONS PURCHASED - 10.94%
CBOE S&P 500 Index	100	$26,700,000	$2,670	12/3/2018	30,481
CBOE S&P 500 Index	100	$27,300,000	$2,730	12/3/2018	127,787
CBOE S&P 500 Index	734	$185,335,000	$2,525	12/20/2019	8,370,536
CBOE Volatility Index	1,000	$3,150,000	$32	12/7/2018	27,130
CBOE Volatility Index	1,000	$1,600,000	$16	12/19/2018	75,000
TOTAL PUT OPTIONS PURCHASED (Cost $6,865,530)					8,630,934

TOTAL OPTIONS PURCHASED (Cost $17,489,688)					$19,351,364

[1] Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

4

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF OPTIONS WRITTEN
November 30, 2018 (Unaudited)

OPTIONS WRITTEN - 11.33%
		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
CALL OPTIONS WRITTEN - 6.14%
CBOE S&P 500 Index	125	$35,312,500	$2,825	12/7/2018	$96,250
CBOE S&P 500 Index	202	$57,772,000	$2,860	12/31/2018	249,470
CBOE S&P 500 Index	1001	$330,330,000	$3,300	12/31/2018	15,015
CBOE S&P 500 Index	20	$5,430,000	$2,715	1/31/2019	208,683
CBOE S&P 500 Index	415	$112,880,000	$2,720	1/31/2019	4,232,681
CBOE Volatility Index	500	$1,050,000	$21	12/19/2018	39,000
TOTAL CALL OPTIONS WRITTEN (Proceeds $4,922,600)					4,841,099

		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
PUT OPTIONS WRITTEN - 5.19%
CBOE S&P 500 Index	100	$26,900,000	$2,690	12/3/2018	$51,070
CBOE S&P 500 Index	100	$27,100,000	$2,710	12/3/2018	82,866
CBOE S&P 500 Index	123	$31,980,000	$2,600	6/21/2019	992,610
CBOE S&P 500 Index	68	$17,510,000	$2,575	9/20/2019	675,920
CBOE S&P 500 Index	177	$46,020,000	$2,600	12/20/2019	2,283,300
CBOE Volatility Index	667	$2,034,350	$31	12/7/2018	7,244
TOTAL PUT OPTIONS WRITTEN (Proceeds $5,796,208)					4,093,010

TOTAL OPTIONS WRITTEN (Cost $10,718,808)					$8,934,109

[1] Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.
[2] Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and descriptions of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

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IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the IPS Strategic Capital Absolute Return Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

6

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

Derivative instruments – Listed derivatives, including options and futures, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Derivatives held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Derivatives that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will typically be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of

November 30, 2018.

IPS Strategic Capital Absolute Return Fund
Financial and Derivative Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$276	—	—	$276
Call Options Purchased	10,720,430	—	—	10,720,430
Government Securities	50,153,882	—	—	50,153,882
Put Options Purchased	8,630,934	—	—	8,630,934
Short-Term Investments	6,498,993	—	—	6,498,993
Total Assets	$76,004,515	$—	$—	$76,004,515

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$4,841,099	$—	$—	$4,841,099
Put Options Written	4,093,010	—	—	4,093,010
Total Liabilities	$8,934,109	$—	$—	$8,934,109

(1)       As of and during the nine month period ended November 30, 2018, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)       All exchange traded funds (“ETFs”) held in the Fund are level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any level during the nine month period ended November 30, 2018.

7

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

Options – The Fund’s option strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity indices over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

Exchange-Traded Funds and Money Market Funds – The Fund may invest in Exchange Traded Funds (“ETFs”) and money market mutual funds ("MM Funds"). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs and MM Funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF and MM Fund shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs and MM Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and MM Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

Short Sales of Securities – The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss, unlimited in size, as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

8

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

In addition, the Fund may make short sales “against the box” i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Futures contracts – The Fund may use futures contracts and put and call options on equity indexes and ETFs to pursue its investment objective of total return. There is no guarantee such strategies will work. If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of futures contracts will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. The Fund’s use of derivatives may magnify losses for the Fund.

Derivative Transactions

As of November 30, 2018 portfolio securities valued at $38,739,700 were held in escrow by the custodian as cover for options written by the Fund.

The average monthly notional value of options contracts purchased and written by the Fund during the nine month period ended November 30, 2018 were as follows:

Derivative Type	Average Notional Value
Call Options Purchased	$198,029,326
Put Options Purchased	177,694,933
Call Options Written	150,486,127
Put Options Written	92,173,011

The amount of realized and unrealized gains and losses on futures contracts as disclosed in the Statement of Operations serve as indicators of the volume of futures activity for the Fund during the nine month period ended November 30, 2018.

As of November 30, 2018, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Call options purchased	Investments, at value	$10,720,430	$10,720,430
Put options purchased	Investments, at value	8,630,934	8,630,934
Total Assets		$19,351,364	$19,351,364

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$4,841,099	$4,841,099
Put options written	Options written, at value	4,093,010	4,093,010
Total Liabilities		$8,934,109	$8,934,109

9

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the nine month period ended November 30, 2018, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(1,694,105)	$(1,694,105)
Put options purchased	Options purchased	1,765,860	1,765,860
Call options written	Options written	20,757	20,757
Put option written	Options written	1,432,085	1,432,085
		$1,524,597	$1,524,597

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$3,166,088	$3,166,088
Put options purchased	Options purchased	(10,418,170)	(10,418,170)
Futures contracts purchased	Futures contracts	697,107	697,107
Call options written	Options written	(497,355)	(497,355)
Put option written	Options written	3,838,239	3,838,239
Futures contracts sold	Futures contracts	(513,631)	(513,631)
		$(3,727,722)	$(3,727,722)

All open derivative positions at November 30, 2018 are reflected on the Fund's Schedule of Investments, Schedule of Options Purchased and Schedule of Options Written.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement as of November 30, 2018.

Assets:			Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Purchased Options Contracts	$19,351,364	(1)	$—	$19,351,364	(1)	$(8,934,109)	(2)	$—	$10,417,255
Total	$19,351,364	(1)	$—	$19,351,364	(1)	$(8,934,109)	(2)	$—	$10,417,255

(1) Purchased options at value as presented in the Schedule of Options Purchased.

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

10

IPS Strategic Capital Absolute Return Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

Liabilities:			Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$8,934,109	(3)	$—	$8,934,109	(3)	$(8,934,109)	(2)	$—	$—
Total	$8,934,109	(3)	$—	$8,934,109	(3)	$(8,934,109)	(2)	$—	$—

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(3) Written options at value as presented in the Schedule of Written Options.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 75,796,124	$ 208,391	$ —	$ 208,391

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to mark-to-market on 1256 contracts.

11

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

12

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	January 29, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer
Date:	January 29, 2019

13